                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------------
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Keating
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


        /s/ Kathleen Keating                   New York, NY            10/29/09
-----------------------------------   -----------------------------   ----------
            [Signature]                       [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           76
Form 13F Information Table Value Total:      1085721
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1         28 - 10208        Richmond Enterprises, Inc.
 2         28 - 10207        New York Community Bank
 3         28 - 10200        New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F
30-Sep-09

                                                                                                     Voting Authority
                                                          Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                 -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM            002824100      881   17818 SH       Defined    1,2,3   17818
AFLAC INC                      COM            001055102     3670   85868 SH       Defined    1,2,3   85868
AGILENT TECHNOLOGIES INC       COM            00846U101     1256   45117 SH       Defined    1,2,3   45117
ALCON INC                      COM            H01301102    12982   93615 SH       Defined    1,2,3   93615
ALLERGAN INC                   COM            018490102    28980  510570 SH       Defined    1,2,3  510570
AMGEN INC                      COM            031162100      584    9700 SH       Defined    1,2,3    9700
ANADARKO PETROLEUM CORP        COM            032511107      423    6750 SH       Defined    1,2,3    6750
APPLE INC                      COM            037833100    43668  235572 SH       Defined    1,2,3  235572
AVNET INC                      COM            053807103    17223  663200 SH       Defined    1,2,3  663200
BAXTER INTERNATIONAL INC       COM            071813109     2418   42421 SH       Defined    1,2,3   42421
BERKSHIRE HATHAWAY INC CL A    CL A           084670108      202       2 SH       Defined    1,2,3       2
BOARDWALK PIPELINE PTNRS, LP   UT LTD PARTNER 096627104     7092  285750 SH       Defined    1,2,3  285750
BP PLC  ADR                    SPONSORED ADR  055622104      236    4430 SH       Defined    1,2,3    4430
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104    14462  636801 SH       Defined    1,2,3  636801
BROOKFIELD INFRASTRUCTURE PTNR LP INT UNIT    G16252101     7447  452425 SH       Defined    1,2,3  452425
CATERPILLAR INC                COM            149123101     1908   37167 SH       Defined    1,2,3   37167
CELGENE CORP                   COM            151020104    47551  850645 SH       Defined    1,2,3  850645
CERNER CORP                    COM            156782104     1070   14300 SH       Defined    1,2,3   14300
CHEVRON CORP                   COM            166764100      780   11072 SH       Defined    1,2,3   11072
CISCO SYSTEMS INC              COM            17275R102     4407  187200 SH       Defined    1,2,3  187200
COCA COLA CO                   COM            191216100      295    5500 SH       Defined    1,2,3    5500
COLGATE-PALMOLIVE CO           COM            194162103      688    9015 SH       Defined    1,2,3    9015
COMMSCOPE INC                  COM            203372107    28342  946950 SH       Defined    1,2,3  946950
CONTINENTAL RESOURCES INC      COM            212015101    35093  895905 SH       Defined    1,2,3  895905
CROWN HOLDINGS INC             COM            228368106    41267 1517180 SH       Defined    1,2,3 1517180
DEERE & CO                     COM            244199105     2865   66750 SH       Defined    1,2,3   66750
DISH NETWORK CORP              CL A           25470M109      605   31400 SH       Defined    1,2,3   31400
DISNEY WALT CO.                COM            254687106     2018   73496 SH       Defined    1,2,3   73496
DOMINION RESOURCES INC.        COM            25746u109      732   21222 SH       Defined    1,2,3   21222
DOVER CORPORATION              COM            260003108     2808   72450 SH       Defined    1,2,3   72450
DRESS BARN INC                 COM            261570105    36330 2026200 SH       Defined    1,2,3 2026200
DUKE ENERGY CORP               COM            26441C105      702   44600 SH       Defined    1,2,3   44600
EMC CORP                       COM            268648102     3064  179783 SH       Defined    1,2,3  179783
ENBRIDGE ENERGY PARTNERS LP    COM            29250R106      415    9200 SH       Defined    1,2,3    9200
ENCORE ENERGY PARTNERS LP      COM UNIT       29257A106     6128  383700 SH       Defined    1,2,3  383700
EQT CORPORATION                COM            26884L109    49228 1155580 SH       Defined    1,2,3 1155580
EXXON MOBIL CORP               COM            30231G102     1304   19002 SH       Defined    1,2,3   19002
GENESIS ENERGY LP              UNIT LTD PARTN 371927104    13396  832550 SH       Defined    1,2,3  832550
GENTEX CORP                    COM            371901109    22596 1596925 SH       Defined    1,2,3 1596925
HAWAIIAN ELECTRIC INDS INC     COM            419870100    19845 1095200 SH       Defined    1,2,3 1095200
HORMEL FOODS CORP              COM            440452100    43116 1213865 SH       Defined    1,2,3 1213865
HUDSON CITY BANCORP INC        COM            443683107     7350  558972 SH       Defined    1,2,3  558972
INTERNATIONAL BUSINESS MACHINE COM            459200101    48339  404140 SH       Defined    1,2,3  404140
JOHNSON & JOHNSON CO           COM            478160104     2721   44686 SH       Defined    1,2,3   44686
MEDCO HEALTH SOLUTIONS INC     COM            58405U102     5654  102217 SH       Defined    1,2,3  102217
MERCK & CO INC                 COM            589331107     1050   33200 SH       Defined    1,2,3   33200
METABOLIX INC                  COM            591018809      435   42300 SH       Defined    1,2,3   42300
MFA FINANCIAL, INC             COM            55272X102     7892  991480 SH       Defined    1,2,3  991480
MICROSOFT CORP.                COM            594918104     3940  152186 SH       Defined    1,2,3  152186
NORTHROP GRUMMAN CORP          COM            666807102     1959   37861 SH       Defined    1,2,3   37861
PEPSICO INC                    COM            713448108      422    7200 SH       Defined    1,2,3    7200
PETSMART INC                   COM            716768106     3056  140483 SH       Defined    1,2,3  140483
POTASH CORP OF SASKATCHEWAN IN COM            73755L107    47276  523315 SH       Defined    1,2,3  523315
POTLATCH CORP                  COM            737630103    44536 1565420 SH       Defined    1,2,3 1565420
PROCTER & GAMBLE CO            COM            742718109      584   10076 SH       Defined    1,2,3   10076
QUALCOMM INC                   COM            747525103    40996  911425 SH       Defined    1,2,3  911425
RAYONIER INC                   COM            754907103     2526   61750 SH       Defined    1,2,3   61750
REPUBLIC SERVICES INC          COM            760759100    13705  515790 SH       Defined    1,2,3  515790
ROMA FINANCIAL CORP            COM            77581P109    14520 1168133 SH       Defined    1,2,3 1168133
SOUTHWESTERN ENERGY CO         COM            845467109    47324 1108820 SH       Defined    1,2,3 1108820
SPDR GOLD TRUST                GOLD SHS       78463V107      521    5275 SH       Defined    1,2,3    5275
SPECTRA ENERGY CORP            COM            847560109    13386  706783 SH       Defined    1,2,3  706783
STANLEY WORKS                  COM            854616109     4099   96012 SH       Defined    1,2,3   96012
TERADATA CORP                  COM            88076W103    36952 1342715 SH       Defined    1,2,3 1342715
TERRITORIAL BANCORP INC        COM            88145X108     3754  239400 SH       Defined    1,2,3  239400
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209    45483  899577 SH       Defined    1,2,3  899577
THERMO FISHER SCIENTIFIC INC   COM            883556102     3682   84317 SH       Defined    1,2,3   84317
U.S. STEEL CORP                COM            912909108      759   17100 SH       Defined    1,2,3   17100
UNILEVER N V                   NY SHS NEW     904784709     1669   57831 SH       Defined    1,2,3   57831
URBAN OUTFITTERS INC           COM            917047102    33581 1113050 SH       Defined    1,2,3 1113050
VARIAN MEDICAL SYSTEMS INC     COM            92220P105     2365   56140 SH       Defined    1,2,3   56140
VERTEX PHARMACEUTICALS INC     COM            92532F100    40689 1073590 SH       Defined    1,2,3 1073590
VISA INC                       COM CL A       92826C839    47841  692250 SH       Defined    1,2,3  692250
WAL MART STORES INC            COM            931142103     1910   38917 SH       Defined    1,2,3   38917
WESCO INTERNATIONAL INC        COM            95082P105     5950  206600 SH       Defined    1,2,3  206600
WR BERKLEY CORP                COM            084423102    40718 1610700 SH       Defined    1,2,3 1610700
REPORT SUMMARY                       76  DATA RECORDS    1085721          3 OTHER MANAGERS ON WHOSE BEHALF
                                                                            REPORT IS FILED